Loans and other financial assets at amortized cost_Details of other financial assests (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial assets [Line Items]
Other financial assets	₩ 7,448,736	₩ 8,193,226
Allowance for credit losses
Disclosure of other financial assets [Line Items]
Other financial assets	(83,295)	(77,139)
Cash Management Account asset (CMA asset) | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	210,000	199,000
Receivables | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	3,809,929	5,653,997
Accrued income | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	864,107	1,012,240
Telex and telephone subscription rights and refundable deposits | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	936,878	949,118
Domestic exchange settlement debit | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	1,518,775	373,228
Other assets | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other financial assets	₩ 192,342	₩ 82,782